Cost of Revenue (Details) - Related Parties [Member] - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cost of Revenue [Line Items]
Cost of sales	€ 12,043,563	€ 26,545,377	€ 14,899,345
Cost of revenue derived from related parties	€ 1,201,244	€ 30,696	€ 1,224,811